Debt - Major borrowing programs (Details) kr in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 SEK (kr)
Unlimited Euro Medium-Term Note Programme
Debt
Value outstanding		kr 96,724	kr 96,930
Unlimited SEC-registered U.S. Medium-Term Note Programme
Debt
Value outstanding		160,945	151,750
Unlimited Swedish Medium-Term Note Programme
Debt
Value outstanding		438	424
Unlimited MTN/STN AUD Debt Issuance Programme
Debt
Value outstanding		4,544	4,598
USD 3,000,000,000 U.S.Commercial Paper Programme
Debt
Value outstanding		kr 10,006	kr 10,644
Principal amount | $	$ 3,000,000,000
USD 4,000,000,000 Euro-Commercial Paper Programme
Debt
Principal amount | $	$ 4,000,000,000